Results related to associates	9 Months Ended
Sep. 30, 2020
Results related to associates
Results related to associates

14. Results related to associates

The results related to associates for the three month period ended September 30, 2020 amount to €  84,000 (2019:          €  119,000) and consist of our share of the net losses of Wings Therapeutics Inc.